Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents

	United States Dollar
Figures in millions unless otherwise stated	2022	2021

Cash at bank and on hand	769.4	524.7
Total cash and cash equivalents[1]	769.4	524.7
1 Cash and cash equivalents include secured cash deposits of US$28.2 million (2021: US$nil) in Australia and US$10.0 million (2021: US$nil) in Peru, set aside for future rehabilitation costs. The contributions in Australia and Peru are pro-active and not legally required by local legislation.